Unaudited Consolidated Statements of Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Unaudited Consolidated Statements of Income (Loss) [Abstract]
VOYAGE REVENUES (note 9a)	$ 96,354	$ 92,247	$ 195,570	$ 185,466
OPERATING EXPENSES
Voyage expenses	242	685	585	1,055
Vessel operating expenses	20,104	23,388	40,635	44,195
Depreciation and amortization	24,673	22,171	49,306	44,520
General and administrative	6,506	6,535	13,622	12,861
Total operating expenses	51,525	52,779	104,148	102,631
Income from vessel operations	44,829	39,468	91,422	82,835
OTHER ITEMS
Interest expense (note 7)	(13,734)	(12,136)	(26,532)	(23,890)
Interest income	949	1,698	1,881	3,276
Realized and unrealized loss on derivative instruments (note 10)	(18,145)	(27,329)	(34,048)	(16,560)
Foreign currency exchange gain (loss) (notes 7 and 10)	13,927	(8,859)	4,259	(29,892)
Equity income	11,086	3,447	28,134	11,504
Other income (expense)	480	141	694	(270)
Total other items	(5,437)	(43,038)	(25,612)	(55,832)
Net income (loss) before income tax (expense) recovery	39,392	(3,570)	65,810	27,003
Income tax (expense) recovery (note 8)	(132)	(119)	129	(955)
Net income (Loss)	39,260	(3,689)	65,939	26,048
Non-controlling interest in net income (loss)	1,572	(561)	3,520	4,196
General Partner's interest in net income (loss)	5,293	2,303	10,325	5,167
Limited partner's interest in net income (loss)	$ 32,395	$ (5,431)	$ 52,094	$ 16,685
Limited partners interest in net income (loss) per unit
Common and total unit (basic and diluted)	$ 0.50	$ (0.09)	$ 0.80	$ 0.29
Weighted-average number of common and total units outstanding (basic and diluted)
Weighted-average number of common and total units outstanding (basic and diluted)	64,857,900	59,152,816	64,857,900	57,140,637
Cash distributions declared per unit	$ 0.6750	$ 0.6300	$ 1.3050	$ 1.2600